AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 8, 2000

                                                       REGISTRATION NO. 33-28452
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 10
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                         ------------------------------

A. EXACT NAME OF TRUST:
                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                            U.S. TREASURY SERIES--7
                            (LADDERED ZERO COUPONS)
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
 UNIT INVESTMENT TRUSTS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                       TWO WORLD TRADE CENTER
                                                             101ST FLOOR
                                                         NEW YORK, NY 10048

    PRUDENTIAL SECURITIES    PAINEWEBBER INCORPORATED   DEAN WITTER REYNOLDS INC.
        INCORPORATED            1285 AVENUE OF THE           TWO WORLD TRADE
     ONE NEW YORK PLAZA              AMERICAS              CENTER--59TH FLOOR
     NEW YORK, NY 10292         NEW YORK, NY 10019         NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY          LAURIE A. HESSLEIN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2000.

Check box if it is proposed that this Registration Statement shall become effective on March 17, 2000 pursuant to paragraph (b) of Rule 485. /X/

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
                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             -------------------------------
                             ---------------------

                           GOVERNMENT SECURITIES INCOME FUND
                           U.S. TREASURY SERIES--7
                           (LADDERED ZERO COUPONS)
                           ASSURANCE TRUST 2005 (C)
                           (A UNIT INVESTMENT TRUST)
                           -  PORTFOLIO OF U.S. TREASURY SECURITIES
                           -  LADDERED MATURITIES
                           -  U.S. TAX EXEMPT FOR MANY FOREIGN HOLDERS

SPONSOR:
MERRILL LYNCH,             -----------------------------------------------------
PIERCE, FENNER & SMITH     The Securities and Exchange Commission has not
INCORPORATED               approved or disapproved these Securities or passed
SALOMON SMITH BARNEY INC.  upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated March 17, 2000.

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Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, NOVEMBER 30, 1999.

CONTENTS
                                       PAGE
                                       ---
Risk/Return Summary..................    3
What You Can Expect From Your
  Investment.........................    5
  Periodic Distributions at
    Maturity.........................    5
  Return Figures.....................    5
  Records and Reports................    5
The Risks You Face...................    6
  Interest Rate Risk.................    6
  Reduced Diversification Risk.......    6
  Litigation Risk....................    6
Selling or Exchanging Units..........    6
  Sponsors' Secondary Market.........    6
  Selling Units to the Trustee.......    6
How The Fund Works...................    7
  Pricing............................    7
  Evaluations........................    7
  Income.............................    7
  Expenses...........................    7
  Portfolio Changes..................    8
  Fund Termination...................    8
  Certificates.......................    9
  Trust Indenture....................    9
  Legal Opinion......................   10
  Auditors...........................   10
  Sponsors...........................   10
  Trustee............................   10
  Underwriters' and Sponsors'
    Profits..........................   10
  Public Distribution................   11
  Code of Ethics.....................   11
  Year 2000 Issues...................   11
Taxes................................   11
Supplemental Information.............   12
Financial Statements.................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks safety of capital and a
     high yield to maturity by investing in a fixed, laddered portfolio of stripped
     U.S. Treasury securities maturing each
     year 2005-2009.

 2.  WHAT ARE STRIPPED U.S. TREASURY
     SECURITIES?
     These are directly issued by the U.S.
     Treasury and are issued to fund various
     government activities. They do not make
     any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed rate of interest and principal at maturity.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
  -  The Fund plans to hold to maturity 6
     intermediate-term stripped U.S. Treasury securities with a current aggregate face amount of $8,700,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed.
  -  The Fund was designed to accumulate
     income for a fixed period and then
     distribute that income in approximately
     equal amounts over a five-year period.
     Income is accumulated at a predictable
     yield to maturity, because income is not distributed on a current basis but in effect reinvested and compounded.
  -  For each unit of the Fund purchased, an
     investor will receive a total
     distribution of approximately $1,000 for units held until maturity of all the underlying securities.
  -  The securities BUT NOT THE FUND OR THE
     UNITS are backed by the full faith and
     credit of the United States.
  -  100% of the Portfolio consists of U.S.
     Treasury securities.

 4.  WHAT ARE THE SIGNIFICANT RISKS?
     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates can reduce the
     value of your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.
  -  The Fund will receive early returns of
     principal if securities are sold before
     they mature. If this happens you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want safety of capital and a high yield to maturity. You will benefit from a professionally selected and supervised portfolio of U.S. government securities. Because of tax considerations the Fund may be most appropriate for tax-advantaged accounts such s IRAs, pension funds, Keogh plans or for foreign investors.
     The Fund is NOT appropriate for you if
     you want current income or a speculative investment that changes to take advantage of market movements, or if you do not wish to have taxable income attributed to you before you actually receive any cash.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of $1,000
     invested)                                 3.00%

     Employees of some of the Sponsors and
     their affiliates may be charged a reduced sales fee of no less than $5.00 per Unit.

     The maximum sales fee is reduced if you
     invest at least $250,000, as follows:

                                       YOUR MAXIMUM
                                        SALES FEE
            IF YOU INVEST:               WILL BE:
            --------------             ------------
     Less than $250,000                      3.00%
     $250,000-$499,999                       2.50%
     $500,000-$749,999                       2.00%
     $750,000-$999,999                       1.50%
     $1,000,000 and over                     1.00%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                      PER
                                                     UNIT
                                                    ------
                                                    $ 0.35
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $ 0.11
     Evaluator's Fee
                                                    $ 0.05
     Other Operating Expenses
                                                    ------
                                                    $ 0.51
     TOTAL

     The Sponsor historically paid updating
     expenses.

 7.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not
     managed and securities are not sold
     because of market changes. Rather,
     experienced Defined Asset Funds financial analysts regularly review the securities in the Fund. The Fund may sell a security if certain adverse credit or other conditions exist.

 8.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE                        $638.81
     (as of November 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the up-front sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit
     price changes every day with changes in
     the prices of the bonds in the Fund.

 9.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     There will be no payments of interest on the Stripped Treasury Securities;
     consequently, there should be no
     distributions of interest income.
     Nevertheless, the Fund's gross income is taxable to investors, as explained under Taxes. As each stripped Treasury security matures, the proceeds will be distributed to investors, returning approximately equal portions of principal each year during the maturity period. Distributions will be made in cash two business days following the maturity of each security.

     You will have significant amounts of
     income attributed to you annually as
     original issue discount is accrued on the non-maturing securities, but there will be no distributions of cash with which to pay those taxes. Interest income is exempt from state and local personal income taxes in all states, and from federal withholding taxes for qualifying foreign investors.

11.  WHAT OTHER SERVICES ARE AVAILABLE?

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

PERIODIC DISTRIBUTIONS AT MATURITY

The Fund will accumulate income for a fixed period and then distribute it in approximately equal amounts over a five-year period 2005-2009.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the securities in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the securities in the Fund. It is an average of the yields to maturity of the individual securities in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each security's yield by its market value and the time remaining to the maturity date.

Yields on individual securities depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- with each distribution, a statement of income payments;
- a notice from the Trustee when new securities are deposited in exchange or substitution for securities originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell securities. This could reduce the diversification of your investment and increase your share of Fund expenses.

LITIGATION RISK

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the securities, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select securities to be sold. Securities will be selected based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current bid or offer prices for the securities or comparable bonds. In the past, the difference between bid and offer prices of U.S. Treasury securities of the type in this Fund has been about 0.04%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Fund's registration statement yearly are now chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last security in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of securities deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292

PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York,101 Barclay Street--17W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the securities. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the U.S. Treasury, as issuer of the securities contained in the Fund, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

The Sponsors believe that individual investors will not be subject to any state or local personal income taxes on interest received by the Fund. However, you may be subject to state and local taxes on capital gains (or "market discount"), and possibly other state and local taxes on your units. Also, you probably will not be entitled to a deduction for state and local tax purposes for your share of fees and expenses paid by the Fund, for any amortized "bond premium" or for any interest on money borrowed to purchase your units. You should consult your tax adviser in this regard.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each security in the Fund.

ORIGINAL ISSUE DISCOUNT

The zero coupon bonds will be considered to have been issued at an "original issue discount" for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest, before the Trust receives cash payments attributable to these income inclusions. Under the constant yield method, you generally will be required to include in income increasingly greater amounts of original issue discount in successive accrual periods. The tax basis of your pro rata share of zero coupon bonds will be increased by the amount of original issue discount that you include in income. However, to the extent that your basis in a zero coupon bond when you purchase a Unit is greater than the bond's original issue price increased by original issue discount that has already accrued on the bond, you will have "acquisition premium," and your original issue discount inclusions will be reduced by acquisition premium. You should consult your tax advisor in this regard.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a security is disposed of (for example, when the Fund sells, exchanges or redeems a security or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that the issue price of a security, increased by original issue discount that has accrued on the security before your purchase, is greater than your basis in the security when you purchase a unit. You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each security for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the securities will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Fund expenses, but only to the extent that such amount, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Fund expenses will be limited further if your adjusted gross income exceeds a specified amount, currently $128,950 ($64,475 for a married person filing separately).

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will not be subject to U.S. federal income tax, including withholding tax, on the interest or gain on a security issued after July 18, 1984 if you meet certain requirements, including the certification of foreign status and other matters. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Treasury Series 7 - Laddered Zero Coupons:

We have audited the accompanying statements of condition of the Assurance Trust 2005 (C) of Defined Asset Funds - Government Securities Income Fund, U.S. Treasury Series 7 - Laddered Zero Coupons, including the portfolio, as of November 30, 1999 and the related statements of operations and of changes in net assets for the years ended November 30, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the above-mentioned Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Treasury Series 7
- Laddered Zero Coupons at November 30, 1999 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

February 17, 2000
New York, N.Y.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

STATEMENTS OF CONDITION
AS OF NOVEMBER 30, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (see Portfolio and Note 1)                                            $5,390,946
  Accrued interest receivable                                                  1,950
  Receivable from securities sold                                            153,574
                                                                          ----------
          Total trust property                                             5,546,470

LESS LIABILITIES:
  Accrued expenses                                             $  4,406
  Advance from Trustee                                           34,391
  Redemptions payable                                           153,574      192,371
                                                               --------   ----------

NET ASSETS (Note 2)                                                       $5,354,099
                                                                          ==========

UNITS OUTSTANDING                                                              8,700
                                                                               =====

UNIT VALUE                                                                    615.41
                                                                              ======

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

STATEMENTS OF OPERATIONS

                                                               ASSURANCE TRUST
                                                                    2005(C)
                                                             Years Ended November 30,
                                                          1999         1998        1997
INVESTMENT INCOME:
  Interest income                                     $   7,984     $  7,216     $  7,710
  Accretion of original issue discount                  378,522      354,733      388,239
  Trustee's fees and expenses                            (6,297)      (6,647)      (8,141)
  Sponsors' fees                                           (236)      (6,504)      (4,768)
                                                      ---------     --------     --------

  Net investment income                                 379,973      348,798      383,040
                                                      ---------     --------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       71,449      482,259       28,783
  Unrealized appreciation (depreciation) of
    investments                                        (841,081)     133,245      117,061
                                                      ---------     --------     --------

  Net realized and unrealized gain (loss) on
    investments                                        (769,632)     615,504      145,844
                                                      ---------     --------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $(389,659)    $964,302     $528,884
                                                      =========     ========     ========

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

STATEMENTS OF CHANGES IN NET ASSETS

                                                            ASSURANCE TRUST
                                                                 2005(C)
                                                        Years Ended November 30,
                                                   1999           1998           1997
OPERATIONS:
  Net investment income                          $379,973       $348,798       $383,040
  Realized gain on securities sold                 71,449        482,259         28,783
  Unrealized appreciation (depreciation) of
    investments                                  (841,081)       133,245        117,061
                                               ----------     ----------     ----------

  Net increase (decrease) in net assets
    resulting from operations                    (389,659)       964,302        528,884
                                               ----------     ----------     ----------

INCOME DISTRIBUTION                                                              (1,276)
                                                                             ----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Redemption of units                            (620,495)    (1,354,906)      (125,740)
                                               ----------     ----------     ----------

NET DECREASE (INCREASE) IN NET ASSETS          (1,010,154)      (390,604)       401,868

NET ASSETS AT BEGINNING OF YEAR                 6,364,253      6,754,857      6,352,989
                                               ----------     ----------     ----------

NET ASSETS AT END OF YEAR                      $5,354,099     $6,364,253     $6,754,857
                                               ==========     ==========     ==========

PER UNIT:
  Income distribution during the year                                           $0.1068
                                                                                =======

  Net asset value at end of year                  $615.41        $656.11        $565.26
                                                  =======        =======        =======

TRUST UNITS OUTSTANDING AT END OF YEAR              8,700          9,700         11,950
                                                    =====          =====         ======

                              See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

     (b) Cost of securities purchased is based on offering side evaluations at dates of purchases and has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

     (c) The Trust is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, NOVEMBER 30, 1999

     ASSURANCE TRUST 2005(C)

     Cost of 8,700 units at Dates of Deposit                         $3,399,645
     Less sales charges                                                 130,765
                                                                     ----------
     Net amount applicable to Holders                                 3,268,880
     Net cost of units redeemed less redemption amounts              (1,250,430)
     Realized gain on securities sold                                 1,250,430
     Unrealized appreciation of investments                              98,575
                                                                     ----------
     Net capital applicable to Holders                                3,367,455
     Overdistributed net investment income (including $2,023,491
       of accretion of original issue discount)                       1,986,644
                                                                     ----------
     Net assets                                                      $5,354,099
                                                                     ==========

3.  CAPITAL SHARE TRANSACTIONS

Units were redeemed as follows:
                                                       Years Ended November 30,
     Trust                                             1999     1998      1997

       Assurance Trust 2005(C)                        1,000     2,250       250

     Units may be redeemed at the office of The Bank of New York, the Trustee, upon tender thereof generally on any business day or, in the case of uncertified units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

NOTES TO FINANCIAL STATEMENTS

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At November 30, 1999, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in the Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trust will make distributions two business days following the maturity of each security in that Trust to Holders of record five business days prior to the date of such distribution.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. TREASURY SERIES 7 - LADDERED ZERO COUPONS

PORTFOLIOS
AS OF NOVEMBER 30, 1999

        Portfolio No. and                Interest                    Face        Adjusted
       Title of Securities                 Rates     Maturities     Amount        Cost(1)     Value(1)

ASSURANCE TRUST 2005(C)

1. Stripped Treasury Securities(2)        0.000%      8/15/05     $1,740,000    $1,214,935    $1,217,250

2. Stripped Treasury Securities(2)        0.000       8/15/06      1,740,000     1,128,122     1,141,160

3. Stripped Treasury Securities(2)        0.000       8/15/07      1,740,000     1,043,864     1,065,992

4. Stripped Treasury Securities(2)        0.000       8/15/08      1,740,000       965,759       995,278

5. Stripped Treasury Securities(2)        0.000       8/15/09      1,671,000       858,629       891,377

6. U.S. Treasury Bond                      9.375      2/15/06         69,000        81,062        79,889
                                                                  ----------    ----------    ----------

    Total                                                         $8,700,000    $5,292,371    $5,390,946
                                                                  ==========    ==========    ==========

(1) See Notes to Financial Statements.

(2) See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in this Prospectus, Part B.

              Defined
            Asset Funds-Registered Trademark->

HAVE QUESTIONS ?                         GOVERNMENT SECURITIES INCOME FUND
Request the most                         U.S. TREASURY SERIES--7
recent free Information                  (LADDERED ZERO COUPONS)
Supplement that gives more               (A Unit Investment Trust)
details about the Fund,                  ---------------------------------------
by calling:                              This Prospectus does not contain
The Bank of New York                     complete information about the
1-800-221-7771                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-228452) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     12960--3/00

                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

     1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics

    1.11.2-- Government Securities Income Fund Code of Ethics

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund, Freddie Mac Series 12, 1933 Act File No. 33-56849.

                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                            U.S. TREASURY SERIES--7
                            (LADDERED ZERO COUPONS)

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--GOVERNMENT SECURITIES INCOME FUND, U.S. TREASURY SERIES--7 (LADDERED ZERO COUPONS) (A UNIT INVESTMENT TRUST), HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 8TH DAY OF MARCH, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS
     By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039

     RICHARD M. DeMARTINI
     ROBERT J. DWYER
     CHRISTINE A. EDWARDS
     JAMES F. HIGGINS
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     RICHARD F. POWERS III
     PHILIP J. PURCELL
     THOMAS C. SCHNEIDER
     WILLIAM B. SMITH
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)